Supplemental Disclosures to Consolidated Statements of Cash Flows	12 Months Ended
Mar. 31, 2014
Supplemental Cash Flow Elements [Abstract]
Supplemental Disclosures to Consolidated Statements of Cash Flows

19.    Supplemental Disclosures to Consolidated Statements of Cash Flows

	Millions of Yen
	2012	2013	2014
Cash paid during the year for:
Interest, excluding interest capitalized	¥1,398	¥1,276	¥1,151
Income taxes	9,325	15,097	8,582
Property acquired under capital leases during the year	2,370	6	3
Recognition of tangible fixed assets due to asset retirement obligations	458	40	196